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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Money Market Fund
ING Floating Rate Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2010 (Unaudited)

Principal Amount				Value
REPURCHASE AGREEMENT: 100.1%
$274,659,000		Goldman Sachs Repurchase Agreement dated 12/31/10, 0.150%, due 01/03/11, $274,662,433 to be received upon repurchase (Collateralized by $280,961,000 various U.S. Government Agency Obligations, 0.000%-2.250%, Market Value plus accrued interest $280,152,766, due 06/07/11-12/21/15)		$274,659,000
		Total Investments in Securities
		(Cost $274,659,000)*	100.1%	$274,659,000
		Other Assets and Liabilities - Net	(0.1)	(359,535)
		Net Assets	100.0%	$274,299,465

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund	as of December 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2010
Asset Table
Investments, at value
Repurchase Agreement	$—	$274,659,000	$—	$274,659,000
Total Investments, at value	$—	$274,659,000	$—	$274,659,000

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2010 (Unaudited)

		Bank Loan Ratings† (Unaudited)
Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Fair Value
LOANS*: 91.9%
Aerospace & Defense: 2.3%
	Delta Airlines, Inc.	B2	B
$1,492,268	Term Loan, 3.539%, maturing April 30, 2014			$1,449,133
	Transdigm, Inc.	Ba2	BB-
635,000	Term Loan, 5.000%, maturing December 06, 2016			642,343
	United Airlines, Inc.	Ba3	BB-
1,500,000	Term Loan, 2.313%, maturing February 03, 2014			1,451,484
				3,542,959
Automobile: 5.3%
	Federal-Mogul Corporation	Ba3	B+
336,105	Term Loan, 2.199%, maturing December 28, 2015			314,319
658,766	Term Loan, 2.206%, maturing December 29, 2014			616,065
	Ford Motor Company	Baa3	BB
1,651,815	Term Loan, 3.026%, maturing December 16, 2013			1,647,450
	Hertz	Ba1	BB
234,113	Term Loan, 0.284%, maturing December 21, 2012			232,780
1,259,565	Term Loan, 2.020%, maturing December 21, 2012			1,252,393
	KAR Holdings, Inc.	Ba3	B+
2,346,260	Term Loan, 3.020%, maturing October 18, 2013			2,336,875
	Pinafore, Inc.	Ba2	BB
1,449,852	Term Loan, 6.250%, maturing September 29, 2016			1,471,989
	United Components, Inc.	Ba3	B
249,375	Term Loan, 6.250%, maturing March 23, 2017			251,993
				8,123,865
Beverage, Food & Tobacco: 3.0%
	ARAMARK Corporation	Ba3	BB
154,267	Term Loan, 3.506%, maturing July 26, 2016			154,374
2,345,733	Term Loan, 3.553%, maturing July 26, 2016			2,347,361
	Darling International, Inc.	Ba2	BB+
175,000	Term Loan, 5.000%, maturing December 16, 2016			176,750
	Pinnacle Foods Holding Corporation	Ba3	B+
2,000,000	Term Loan, 2.761%, maturing April 02, 2014			1,965,468
				4,643,953
Buildings & Real Estate: 1.8%
	Armstrong World Industries, Inc.	B1	BB-
375,000	Term Loan, 5.000%, maturing May 23, 2017			378,516
	CB Richard Ellis	Ba1	BB
997,500	Term Loan, 3.513%, maturing November 06, 2016			1,000,410

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Fair Value
Buildings & Real Estate (continued)
	Goodman Global, Inc.	B1	B+
$997,500	Term Loan, 5.750%, maturing October 28, 2016			$1,004,269
	Goodman Global, Inc.	B3	B-
375,000	Term Loan, 9.000%, maturing October 30, 2017			387,233
				2,770,427
Chemicals, Plastics & Rubber: 4.6%
	AZ Chem US, Inc.	B1	B+
247,340	Term Loan, 6.750%, maturing November 21, 2016			250,587
	Chemtura Corporation	Ba1	NR
250,000	Term Loan, 5.500%, maturing August 27, 2016			252,813
	General Chemical Corporation	B1	B
374,063	Term Loan, 6.751%, maturing October 06, 2015			377,336
	Hexion Specialty Chemicals, Inc.	Ba3	B-
588,174	Term Loan, 4.063%, maturing May 05, 2015			582,440
1,401,628	Term Loan, 4.063%, maturing May 05, 2015			1,387,962
	Huntsman International, LLC	Ba2	BB-
1,000,000	Term Loan, 1.783%, maturing April 21, 2014			980,136
	Ineos US Finance, LLC	B1	B
485,257	Term Loan, 7.501%, maturing December 16, 2013			501,635
514,743	Term Loan, 8.001%, maturing December 16, 2014			532,115
	ISP Chemco, Inc.	Ba3	BB
994,845	Term Loan, 1.813%, maturing June 04, 2014			977,125
	Nalco Company	Ba1	BB+
249,375	Term Loan, 4.500%, maturing October 05, 2017			251,931
994,975	Term Loan, 2.045%, maturing May 13, 2016			993,731
				7,087,809
Containers, Packaging & Glass: 3.4%
	Graham Packaging Company, L.P.	B1	B+
997,500	Term Loan, 6.000%, maturing September 23, 2016			1,010,385
	Graphic Packaging International, Inc.	Ba3	BB+
2,351,511	Term Loan, 3.040%, maturing May 16, 2014			2,344,311
	Reynolds Group Holdings, Ltd.	Ba3	BB
1,800,000	Term Loan, 6.500%, maturing May 05, 2016			1,819,994
				5,174,690
Data and Internet Services: 6.9%
	Dealer Computer Services, Inc.	Ba3	BB-
1,928,358	Term Loan, 5.250%, maturing April 21, 2017			1,944,327
	Fifth Third Processing Solutions	Ba3	BB-
500,000	Term Loan, 5.500%, maturing November 03, 2016			504,750
	First Data Corporation	B1	B+
997,324	Term Loan, 3.011%, maturing September 24, 2014			922,871
	Open Text Corporation	Ba1	BBB
497,402	Term Loan, 2.511%, maturing October 02, 2013			493,982
	Orbitz Worldwide, Inc.	B2	B+
1,500,000	Term Loan, 3.277%, maturing July 25, 2014			1,405,313

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principle Amount		Borrower\Tranche Description	Moody’s	S&P	Fair Value
Data and Internet Services (continued)
		Sabre, Inc.	B1	B
$1,499,287		Term Loan, 2.271%, maturing September 30, 2014			$1,400,490
		Sungard Data Systems, Inc.	Ba3	BB
2,438,666		Term Loan, 3.910%, maturing February 26, 2016			2,424,188
		Travelport, Inc.	Ba3	B
1,492,268		Term Loan, 4.963%, maturing August 21, 2015			1,417,282
					10,513,202
Diversified / Conglomerate Manufacturing: 1.9%
		Clopay Ames True Temper Holding Corporation	B1	BB+
839,375		Term Loan, 7.750%, maturing September 28, 2016			847,769
		Dresser, Inc.	B2	B+
2,000,000		Term Loan, 2.534%, maturing May 04, 2014			1,997,812
					2,845,581
Diversified / Conglomerate Service: 3.2%
		Affinion Group, Inc.	Ba2	BB-
1,989,975		Term Loan, 5.000%, maturing October 10, 2016			1,984,067
		Catalina Marketing Corporation	Ba2	BB-
941,129		Term Loan, 3.011%, maturing October 01, 2014			936,424
		ServiceMaster Company	B1	B+
90,099		Term Loan, 2.770%, maturing July 24, 2014			86,585
904,746		Term Loan, 2.775%, maturing July 24, 2014			869,461
		West Corporation	Ba3	BB-
293,460		Term Loan, 2.718%, maturing October 24, 2013			291,144
719,090		Term Loan, 4.592%, maturing July 15, 2016			721,787
					4,889,467
Diversified Natural Resources, Precious Metals & Minerals: 1.6%
		Georgia Pacific, LLC	Ba1	BBB+
2,486,933		Term Loan, 3.552%, maturing December 23, 2014			2,500,340
					2,500,340
Electronics: 0.8%
		Microsemi Corporation	Ba1	BB+
425,000	(1)	Term Loan, maturing November 02, 2017			428,719
		Spansion, LLC	NR	BB-
843,373		Term Loan, 6.500%, maturing January 08, 2015			853,563
					1,282,282
Finance: 0.4%
		BNY ConvergEx Group, LLC	B1	B+
641,025	(1)	Term Loan, maturing December 16, 2016			646,367
					646,367
Gaming: 4.5%
		Harrahs Operating Company, Inc.	Caa1	B
1,490,561		Term Loan, 3.288%, maturing January 28, 2015			1,348,841
		Penn National Gaming, Inc.	Ba2	BB+
2,000,000		Term Loan, 2.027%, maturing October 03, 2012			1,995,834
		VML US Finance, LLC	B1	BB-
45,060		Term Loan, 4.800%, maturing May 27, 2013			45,258
1,942,882		Term Loan, 4.800%, maturing May 27, 2013			1,947,941
		Wynn Las Vegas, LLC	NR	NR
1,500,000		Term Loan, 3.270%, maturing August 17, 2015			1,488,750
					6,826,624

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principle Amount		Borrower\Tranche Description	Moody’s	S&P	Fair Value
Grocery: 1.0%
		Supervalu	NR	BB+
$1,500,000	(1)	Term Loan, maturing October 05, 2015			$1,484,157
					1,484,157
Healthcare, Education and Childcare: 10.6%
		Biomet Inc.	B1	BB-
1,989,717		Term Loan, 3.293%, maturing March 25, 2015			1,986,874
		CHS/Community Health Systems, Inc.	Ba3	BB
644,457		Term Loan, 3.794%, maturing January 25, 2017			643,202
1,281,860		Term Loan, 2.544%, maturing July 25, 2014			1,251,977
66,017		Term Loan, 2.544%, maturing July 25, 2014			64,478
		ConvaTec	Ba3	B+
260,000		Term Loan, 5.750%, maturing December 22, 2016			263,491
		Davita, Inc.	Ba2	BB
250,000		Term Loan, 4.500%, maturing October 20, 2016			252,701
		Emdeon Business Services, LLC	Ba3	BB
268,558		Term Loan, 4.500%, maturing November 18, 2013			270,236
		Grifols, S.A.	Ba3	BB
875,000	(1)	Term Loan, maturing November 23, 2016			886,302
		HCA, Inc.	Ba3	BB
1,000,000		Term Loan, 2.553%, maturing November 18, 2013			991,500
2,000,000		Term Loan, 3.553%, maturing March 31, 2017			1,999,584
		HGI Holding, Inc.	B1	B+
498,750		Term Loan, 6.750%, maturing September 29, 2016			501,659
		Medassets, Inc.	Ba3	BB-
500,000		Term Loan, 5.250%, maturing November 16, 2016			503,229
		Mylan Laboratories, Inc.	Baa3	BBB-
679,273		Term Loan, 3.563%, maturing October 02, 2014			682,349
		Royalty Pharma	Baa2	BBB-
1,492,248		Term Loan, 2.553%, maturing April 16, 2013			1,488,974
		Rural/Metro Operating Company, LLC	Ba3	B+
750,000	(1)	Term Loan, 6.000%, maturing November 24, 2016			758,588
		Sunquest Information Systems, Inc.	Ba3	B+
666,667	(1)	Term Loan, maturing December 16, 2016			666,667
		Vanguard Health Holdings Company II, LLC	Ba2	BB-
1,990,013		Term Loan, 5.000%, maturing January 29, 2016			2,002,864
		Warner Chilcott Company, LLC	Ba3	BB
947,368		Term Loan, 6.000%, maturing October 30, 2014			950,625
					16,165,301
Leisure, Amusement, Entertainment: 4.2%
		24 Hour Fitness Worldwide, Inc.	Ba3	B+
995,000		Term Loan, 6.750%, maturing April 22, 2016			964,404

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principle Amount		Borrower\Tranche Description	Moody’s	S&P	Fair Value
Leisure, Amusement, Entertainment (continued)
		Cinemark USA, Inc.	Ba3	BB-
$1,989,950		Term Loan, 3.529%, maturing April 29, 2016			$2,003,010
		Live Nation Entertainment, Inc.	Ba2	BB-
1,492,481		Term Loan, 4.500%, maturing November 07, 2016			1,494,956
		Regal Cinemas Corporation	Ba3	BB-
1,989,975		Term Loan, 3.803%, maturing November 21, 2016			1,999,925
					6,462,294
Mining, Steel, Iron & Nonprecious Metals: 1.0%
		Novelis, Inc.	Ba2	BB-
1,450,000		Term Loan, 5.250%, maturing December 28, 2016			1,470,844
					1,470,844
Non-North American Cable: 1.3%
		UPC Broadband Holding, B.V.	Ba3	B+
2,000,000	(1)	Term Loan, maturing December 30, 2016			1,984,500
					1,984,500
North American Cable: 4.3%
		Atlantic Broadband	Ba3	B+
386,087		Term Loan, 5.000%, maturing November 27, 2015			389,164
		Bresnan Communications, LLC	Ba3	BB+
450,000		Term Loan, 4.500%, maturing December 14, 2017			453,375
		Cequel Communications, LLC	Ba3	BB-
997,409		Term Loan, 2.265%, maturing November 05, 2013			989,458
		Charter Communications Operating, LLC	Ba1	BB+
1,252,507		Term Loan, 2.270%, maturing March 06, 2014			1,238,772
1,492,462		Term Loan, 3.560%, maturing September 06, 2016			1,476,139
		Insight Midwest Holdings, LLC	Ba3	B+
2,000,000		Term Loan, 2.021%, maturing April 07, 2014			1,951,250
					6,498,158
Oil & Gas: 1.0%
		MEG Energy Corporation	B1	BBB-
1,492,443		Term Loan, 6.000%, maturing April 03, 2016			1,497,107
					1,497,107
Other Broadcasting and Entertainment: 2.4%
		Getty Images, Inc.	Ba3	BB
1,248,125	(1)	Term Loan, 5.250%, maturing November 07, 2016			1,260,450
		Nielson Finance, LLC	Ba3	BB-
2,487,500		Term Loan, 4.014%, maturing May 02, 2016			2,479,060
					3,739,510
Other Telecommunications: 3.0%
		Asurion Corporation	Ba3	B+
250,000		Term Loan, 6.750%, maturing March 31, 2015			251,005
1,989,924		Term Loan, 3.267%, maturing July 03, 2014			1,893,226
		MetroPCS Wireless, Inc.	Ba1	BB-
990,519		Term Loan, 3.813%, maturing November 04, 2016			995,930
		TW Telecom, Inc.	Ba1	B+
1,492,228		Term Loan, 3.545%, maturing December 29, 2016			1,496,891
					4,637,052
Personal & Nondurable Consumer Products: 1.3%
		Advantage Sales & Marketing, Inc.	Ba3	B+
1,000,000		Term Loan, 5.250%, maturing December 14, 2017			1,004,125

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Fair Value
Personal & Nondurable Consumer Products (continued)
	Jarden Corporation	Ba1	BB+
$994,950	Term Loan, 3.553%, maturing January 26, 2015			$1,002,723
				2,006,848
Personal, Food & Miscellaneous: 5.8%
	Advance Pierre Foods	B1	B+
997,500	Term Loan, 7.000%, maturing September 30, 2016			994,590
	Burger King Corporation	Ba3	BB-
1,720,430	Term Loan, 6.250%, maturing October 19, 2016			1,747,620
	Dennys, Inc.	B1	B+
960,000	Term Loan, 6.500%, maturing September 20, 2016			973,200
	DineEquity, Inc.	Ba2	BB-
389,178	Term Loan, 6.000%, maturing October 19, 2017			395,925
	Dunkin Brands, Inc.	B1	B+
1,170,000	Term Loan, 5.750%, maturing November 23, 2017			1,185,493
	N.E.W. Customer Services Companies, Inc.	Ba3	B+
1,456,041	Term Loan, 6.000%, maturing March 23, 2016			1,450,126
	NBTY, Inc.	Ba3	BB-
1,259,494	Term Loan, 6.250%, maturing October 02, 2017			1,278,906
	OSI Restaurant Partners, Inc.	B3	B+
83,094	Term Loan, 1.441%, maturing June 14, 2013			79,528
860,027	Term Loan, 2.625%, maturing June 14, 2014			823,118
				8,928,507
Printing & Publishing: 3.2%
	Cengage Learning, Inc.	B2	B+
1,989,717	Term Loan, 2.550%, maturing July 03, 2014			1,876,552
	Cenveo Corporation	Ba3	BB-
795,000	Term Loan, 6.250%, maturing December 14, 2016			802,453
	Quad/Graphics, Inc.	Ba2	BB+
1,492,500	Term Loan, 5.500%, maturing April 14, 2016			1,468,856
	R.H. Donnelley Corporation	B1	B
954,551	Term Loan, 9.000%, maturing October 24, 2014			756,822
				4,904,683
Radio and TV Broadcasting: 1.6%
	Citadel Broadcasting Corporation	Baa3	BB+
300,000	Term Loan, 4.250%, maturing December 30, 2016			301,500
	Univision Communications, Inc.	B2	B
2,230,086	Term Loan, 4.511%, maturing March 31, 2017			2,124,157
				2,425,657
Retail Stores: 7.4%
	Amscan Holdings, Inc.	B2	B
922,688	Term Loan, 7.349%, maturing December 04, 2017			923,553
	Dollar General Corporation	Ba2	BBB-
2,000,000	Term Loan, 3.023%, maturing July 07, 2014			2,003,860

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principle Amount		Borrower\Tranche Description	Moody’s	S&P	Fair Value
Retail Stores (continued)
		Leslies Poolmart, Inc.	Ba3	B+
$850,000		Term Loan, 6.000%, maturing November 30, 2017			$857,172
		Michaels Stores, Inc.	B2	B+
1,458,243		Term Loan, 2.563%, maturing October 31, 2013			1,422,786
1,458,243		Term Loan, 4.813%, maturing July 31, 2016			1,460,457
		Neiman Marcus Group, Inc.	B2	BB-
1,492,420		Term Loan, 4.303%, maturing April 06, 2016			1,479,828
		Petco Animal Supplies, Inc.	B1	B
800,000		Term Loan, 6.000%, maturing November 24, 2017			806,435
		The Gymboree Corporation	B1	B+
1,000,000	(1)	Term Loan, 5.500%, maturing November 23, 2017			1,006,406
		Toys “R” Us, Inc.	B1	BB-
1,246,875		Term Loan, 6.000%, maturing September 01, 2016			1,259,789
					11,220,287
Satellite: 0.7%
		Intelsat Jackson Holdings, S.A.	B1	BB-
1,000,000	(1)	Term Loan, maturing April 06, 2018			1,011,068
					1,011,068
Telecommunications Equipment: 0.4%
		Syniverse Holdings, Inc.	B1	BB-
635,000	(1)	Term Loan, maturing December 21, 2017			643,731
					643,731
Utilities: 3.0%
		Calpine Corporation	B1	B+
750,719		Term Loan, 3.145%, maturing March 29, 2014			751,121
		NRG Energy, Inc.	Baa3	BB+
1,333,333		Term Loan, 3.553%, maturing August 31, 2015			1,335,333
1,658,333		Term Loan, 3.553%, maturing August 31, 2015			1,661,098
		Texas Competitive Electric Holdings Company, LLC	B2	B-
497,429		Term Loan, 3.764%, maturing October 10, 2014			384,745
497,481		Term Loan, 3.764%, maturing October 10, 2014			382,369
					4,514,666
		Total Senior Loans (Cost $138,317,233)			140,441,937
Other Corporate Debt: 0.6%
Diversified / Conglomerate Manufacturing: 0.6%
		Flextronics International, Ltd.	Ba1	BB+
773,208		Unsecured Term Loan, 2.508%, maturing October 01, 2014			764,316
221,651		Unsecured Term Loan, 2.511%, maturing October 01, 2014			219,102
		Total Other Corporate Debt (Cost $944,987)			983,418

Shares					Value
Short-term Investments: 12.3%
		Mutual Fund: 12.3%
18,812,050		State Street Institutional Liquid Reserves Fund - Institutional Class			$18,812,050
		Total Mutual Fund (Cost $18,812,050)			18,812,050
		Total Investments (Cost $158,074,270)**		104.9%	$160,237,405
		Other Assets and Liabilities - Net		(4.9)	(7,483,173)
		Net Assets		100.0%	$152,754,232

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2010 (Unaudited) (continued)

*

Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa by Moody’s Investor Services, Inc. are considered to be below investment grade.
(1)	Trade pending settlement. Contract rates do not take effect until settlement date.
**	For Federal Income Tax purposes cost of investments is $158,078,635.
	Net unrealized appreciation consists of the following:
	Gross Unrealized Appreciation	$2,382,123
	Gross Unrealized Depreciation	(223,353)
	Net Unrealized Appreciation	$2,158,770

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/10
Asset Table
Investments, at value
Senior Loans	$—	$140,441,937	$—	$140,441,937
Other Corporate Debt	—	983,418	—	983,418
Short-term Investments	18,812,050	—	—	18,812,050
Total Investments, at value	$18,812,050	$141,425,355	$—	$160,237,405

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2010 (Unaudited)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 109.6%
		Federal Home Loan Mortgage Corporation##: 1.6%
$26,167,641	^	0.500%, due 07/15/36	$370,105
3,325,312	^	5.500%, due 09/15/35	595,754
9,604,091		6.000%, due 05/15/36	10,519,284
40,844		7.000%, due 11/01/14	44,300
164,986		7.500%, due 12/01/14-01/01/30	181,851
1,383,316	^	7.688%, due 10/25/23	247,611
12,240		8.000%, due 01/01/30	14,321
1,160,388		9.000%, due 12/17/30	1,376,068
28,135		9.500%, due 07/01/20	33,228
			13,382,522
		Federal National Mortgage Association##: 14.1%
20,000,000	W	4.000%, due 08/25/40	19,900,000
70,916,447		4.500%, due 09/01/40-11/01/40	72,882,015
8,362,213		5.500%, due 08/01/40	8,952,205
8,739,325		6.000%, due 11/25/31-04/25/32	9,624,946
325,173		6.500%, due 06/01/14-02/01/29	368,517
732,503		6.600%, due 07/01/27-06/01/28	827,568
24,417		7.000%, due 03/01/15	26,156
59,228		7.500%, due 05/01/28	67,928
2,553,355		8.000%, due 12/25/45	3,080,658
51,083		8.500%, due 08/01/15-09/01/15	54,415
			115,784,408
		Government National Mortgage Association: 93.9%
110,000,000	^	0.847%, due 12/16/50	5,878,125
90,002,312	^	0.886%, due 01/16/50	4,830,478
95,150,650	^	0.968%, due 11/16/46	3,901,376
25,949,685	^	2.618%, due 10/16/52	3,338,453
73,500,000	W	4.000%, due 09/15/40	73,741,148
5,170,683		4.000%, due 05/20/33-05/15/40	5,231,780
7,986,104	^	4.500%, due 02/20/35-12/20/37	1,084,045
31,919,304		4.500%, due 01/20/34-02/20/40	33,255,878
70,311,227	^	5.000%, due 05/20/35-04/20/37	8,644,182
176,090,243		5.000%, due 05/15/18-12/20/40	187,188,159
544,233		5.100%, due 04/20/32	583,402
1,570,171		5.250%, due 11/20/36-01/20/38	1,681,473
184,292		5.450%, due 02/15/29-10/15/29	200,412
4,202,061	^	5.500%, due 11/20/33	312,269
171,233,031		5.500%, due 08/20/24-12/20/40	185,610,589
302,450		5.550%, due 06/15/27	317,113
2,446,515		5.600%, due 12/20/36-02/20/38	2,661,436
550,857		5.625%, due 04/15/39	598,503
9,644,574		5.630%, due 07/15/45	10,099,021
483,573		5.680%, due 05/15/47	516,389
485,988		5.690%, due 11/15/42	516,508
8,394,480		5.750%, due 11/20/27-07/20/38	9,232,234
5,547,745		5.950%, due 02/15/44	5,980,018
1,873,346		5.970%, due 11/15/31	2,026,827
16,781,767		5.980%, due 01/20/30-07/20/34	18,516,044
2,578,662	^	6.000%, due 01/20/34	419,123
100,687,901		6.000%, due 01/20/24-10/20/40	111,209,003
408,175		6.125%, due 02/15/39-04/15/39	452,088
3,535,750		6.200%, due 08/20/28-02/20/30	3,973,318
19,043,941	^	6.239%, due 09/20/38	2,583,076
668,279		6.250%, due 09/15/27-09/15/29	748,427
573,252		6.280%, due 01/20/26-05/20/26	645,451
452,210		6.490%, due 01/15/28	513,198
24,313,807		6.500%, due 03/15/28-10/20/40	27,424,568
2,770,328		6.600%, due 10/20/26-07/20/28	3,114,831
892,864		6.750%, due 08/15/28-04/20/37	993,094
28,987,461		7.000%, due 09/15/23-12/20/38	32,590,457
6,305,223		7.200%, due 03/15/39	6,838,139
5,352,272	^	7.239%, due 05/16/31	913,616
23,016		7.250%, due 01/15/29	26,410
3,218,962	^	7.339%, due 10/16/29	526,838
4,025,805		7.350%, due 03/15/43	4,362,360

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2010 (Unaudited) (continued)

Principal Amount				Value
		Government National Mortgage Association (continued)
$4,055,035		7.500%, due 08/20/27-10/15/38		$4,614,169
19,521		7.800%, due 05/15/19		19,669
403,087		8.000%, due 03/20/24-03/15/28		474,883
27,508		8.050%, due 07/15/19		31,482
261,333		8.739%, due 04/20/34		278,923
1,074,544		9.000%, due 05/15/16-01/15/31		1,167,072
6,475		9.500%, due 11/15/21		7,595
193,889		31.450%, due 04/20/31		316,056
				770,189,708
		Other U.S. Agency Obligations: 0.0%
3,855		Small Business Administration, 8.250%, due 11/01/11		3,968
				3,968
		Total Investments in Securities
		(Cost $869,390,655)*	109.6%	$899,360,606
		Other Assets and Liabilities - Net	(9.6)	(78,879,748)
		Net Assets	100.0%	$820,480,858

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	*	Cost for federal income tax purposes is $869,395,643.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$34,412,244
		Gross Unrealized Depreciation		(4,447,281)
		Net Unrealized Appreciation		$29,964,963

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$899,360,606	$—	$899,360,606
Total Investments, at value	$—	$899,360,606	$—	$899,360,606

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2010 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 96.3%
		Consumer Discretionary: 24.6%
$665,000	#	Accuride Corp., 9.500%, due 08/01/18	$723,188
90,000	#	Affinia Group, Inc., 9.000%, due 11/30/14	92,925
265,000		Affinia Group, Inc., 9.000%, due 11/30/14	273,613
223,000	#	Affinia Group, Inc., 10.750%, due 08/15/16	248,645
370,000		Allbritton Communications Co., 8.000%, due 05/15/18	375,550
700,000	#	AMC Entertainment Holdings, Inc., 9.750%, due 12/01/20	731,500
95,000		American Axle & Manufacturing Holdings, Inc., 7.875%, due 03/01/17	97,731
225,000	#	American Axle & Manufacturing Holdings, Inc., 9.250%, due 01/15/17	252,563
315,000		American Axle & Manufacturing, Inc., 5.250%, due 02/11/14	311,063
34,642	#, ±, X	American Media Operations, Inc., 9.000%, due 05/01/13	19,053
7,957	#, ±	American Media Operations, Inc., 14.000%, due 11/01/13	3,183
510,000		Ameristar Casinos, Inc., 9.250%, due 06/01/14	548,250
90,000	#	Asbury Automotive Group, Inc., 8.375%, due 11/15/20	93,375
405,000		Bon-Ton Stores, Inc., 10.250%, due 03/15/14	415,125
150,000	#	Bresnan Broadband Holdings LLC, 8.000%, due 12/15/18	155,250
720,000		Cablevision Systems Corp., 7.750%, due 04/15/18	757,800
450,000		Cablevision Systems Corp., 8.000%, due 04/15/20	483,750
1,090,000		Caesars Entertainment Operating Co., Inc., 10.000%, due 12/15/18	1,000,075
840,000		Caesars Entertainment Operating Co., Inc., 11.250%, due 06/01/17	949,200
420,000	#	Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 9.125%, due 08/01/18	454,125
805,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, due 11/15/17	845,250
230,000	#, Z	Checkout Holding Corp., 10.453%, due 11/15/15	144,613
195,000	#	Citadel Broadcasting Corp., 7.750%, due 12/15/18	202,800
485,000		Clear Channel Communications, Inc., 10.750%, due 08/01/16	436,500
525,000		Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	576,750
265,000	#	Cooper-Standard Automotive, Inc., 8.500%, due 05/01/18	282,225
380,000	#	DineEquity, Inc., 9.500%, due 10/30/18	404,700
680,000		DISH DBS Corp., 7.875%, due 09/01/19	714,000
645,000		Gray Television, Inc., 10.500%, due 06/29/15	653,063
190,000	#	Hanesbrands, Inc., 6.375%, due 12/15/20	181,450
270,000		Hanesbrands, Inc., 8.000%, due 12/15/16	290,925
258,000		JC Penney Corp., Inc., 6.375%, due 10/15/36	236,070
450,000		K Hovnanian Enterprises, Inc., 10.625%, due 10/15/16	463,500
123,000		KB Home, 6.375%, due 08/15/11	125,460
215,000		KB Home, 7.250%, due 06/15/18	205,325
440,000		Limited Brands, Inc., 8.500%, due 06/15/19	504,900
490,000		LIN Television Corp., 8.375%, due 04/15/18	521,850
430,000		Macys Retail Holdings, Inc., 6.375%, due 03/15/37	423,550
105,000		Macys Retail Holdings, Inc., 6.650%, due 07/15/24	104,475
850,000	#	McJunkin Red Man Corp., 9.500%, due 12/15/16	807,500
560,000		Media General, Inc., 11.750%, due 02/15/17	591,500
243,000		Mediacom Broadband, LLC, 8.500%, due 10/15/15	245,430
450,000		Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	461,250
505,000	#	MGM Resorts International, 9.000%, due 03/15/20	558,025
295,000		MGM Resorts International, 10.375%, due 05/15/14	332,613
405,000	+	Michaels Stores, Inc., 0.000% (step rate 13.000%), due 11/01/16	402,975
570,000	#	Michaels Stores, Inc., 7.750%, due 11/01/18	571,425
530,000		Michaels Stores, Inc., 11.375%, due 11/01/16	580,350
75,000	#	NCL Corp., Ltd., 9.500%, due 11/15/18	77,625
36,087	&	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	37,982
640,000		New Albertsons, Inc., 7.450%, due 08/01/29	483,200
403,987	&	Nexstar Broadcasting, Inc., 7.000%, due 01/15/14	394,897
175,000	#	Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, due 04/15/17	186,813
465,000	#	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, due 10/15/18	483,600
615,000	+, Z	Nielsen Finance LLC/Nielsen Finance Co., 9.822% (step rate 12.500%), due 08/01/16	648,825
450,000	#	Petco Animal Supplies, Inc., 9.250%, due 12/01/18	476,438
415,000		Pinnacle Entertainment, Inc., 8.750%, due 05/15/20	431,600
110,000	#	Prestige Brands, Inc., 8.250%, due 04/01/18	114,400
295,000		Prestige Brands, Inc., 8.250%, due 04/01/18	306,800
140,000	#	Rent-A-Center, Inc., 6.625%, due 11/15/20	140,000
195,000	#	Scientific Games Corp., 8.125%, due 09/15/18	197,438
110,000	#	Seminole Indian Tribe of Florida, 7.750%, due 10/01/17	114,125
190,000	#	Seneca Gaming Corp., 8.250%, due 12/01/18	191,425
220,000		Service Corp. International, 6.750%, due 04/01/15	226,600
455,000	#	Sinclair Television Group, Inc., 8.375%, due 10/15/18	472,063
385,000	#	Sinclair Television Group, Inc., 9.250%, due 11/01/17	418,688
895,000	#	Sirius XM Radio, Inc., 8.750%, due 04/01/15	973,313
200,000	#	Sitel LLC/Sitel Finance Corp., 11.500%, due 04/01/18	166,000
300,000		Sonic Automotive, Inc., 9.000%, due 03/15/18	317,250
215,000	#	Star Gas Partners L.P. / Star Gas Finance Co., 8.875%, due 12/01/17	217,150
270,000	#	Stoneridge, Inc., 9.500%, due 10/15/17	292,950
630,000		Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	721,350
430,000		Toys R Us Property Co. II LLC, 8.500%, due 12/01/17	464,400
695,000		Universal City Development Partners Ltd. / UCDP Finance, Inc., 8.875%, due 11/15/15	741,913
410,000	#	Visant Corp., 10.000%, due 10/01/17	436,650
315,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, due 08/15/20	342,563
			29,930,496
		Consumer Staples: 6.2%
350,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.750%, due 05/15/16	358,750
195,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, due 03/15/18	211,088

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Consumer Staples (continued)
$185,000	#	Bumble Bee Acquisition Corp., 9.000%, due 12/15/17	$193,325
480,000		Central Garden and Pet Co., 8.250%, due 03/01/18	488,400
245,000		Cenveo Corp., 8.875%, due 02/01/18	238,263
560,000	#	Cenveo Corp., 10.500%, due 08/15/16	553,000
210,000		Ceridian Corp., 11.250%, due 11/15/15	208,950
153,850	&	Ceridian Corp., 12.250%, due 11/15/15	156,158
265,000		Cott Beverages, Inc., 8.125%, due 09/01/18	286,863
435,000		Cott Beverages, Inc., 8.375%, due 11/15/17	471,975
110,000	#	Darling International, Inc., 8.500%, due 12/15/18	115,225
220,000	#	Hertz Corp., 7.375%, due 01/15/21	223,300
574,000		Hertz Corp., 8.875%, due 01/01/14	589,785
650,000		JBS USA LLC/JBS USA Finance, Inc., 11.625%, due 05/01/14	763,750
255,000	#	Pilgrim’s Pride Corp., 7.875%, due 12/15/18	255,000
540,000	#	Rite Aid Corp., 6.875%, due 12/15/28	290,250
470,000	#	RSC Equipment Rental, Inc., 10.000%, due 07/15/17	531,100
420,000		ServiceMaster Co., 7.450%, due 08/15/27	340,200
1,105,000	&, #	ServiceMaster Co., 10.750%, due 07/15/15	1,187,875
150,000	#	Stater Bros Holdings, Inc., 7.375%, due 11/15/18	154,500
			7,617,757
		Energy: 14.0%
555,000	#	Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, due 10/15/18	541,819
675,000		Anadarko Petroleum Corp., 6.450%, due 09/15/36	675,340
200,000	#	ATP Oil & Gas Corp., 11.875%, due 05/01/15	190,000
475,000		Berry Petroleum Co., 10.250%, due 06/01/14	547,438
370,000	#	BreitBurn Energy Partners L.P., 8.625%, due 10/15/20	373,700
290,000	#	Brigham Exploration Co., 8.750%, due 10/01/18	314,650
340,000	#	Calfrac Holdings L.P., 7.500%, due 12/01/20	345,100
735,000		Chaparral Energy, Inc., 8.875%, due 02/01/17	749,700
205,000	#	Chaparral Energy, Inc., 9.875%, due 10/01/20	217,300
365,000		Concho Resources, Inc., 7.000%, due 01/15/21	375,038
200,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	214,000
200,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	217,000
625,000		El Paso Corp., 7.250%, due 06/01/18	672,197
480,000		Energy Transfer Equity L.P., 7.500%, due 10/15/20	496,800
570,000	#	Energy XXI Gulf Coast, Inc., 9.250%, due 12/15/17	594,225
865,000	#	Foresight Energy LLC / Foresight Energy Corp., 9.625%, due 08/15/17	925,550
380,000		Gibson Energy ULC / GEP Midstream Finance Corp., 11.750%, due 05/27/14	421,800
625,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 8.000%, due 02/15/20	664,844
280,000		International Coal Group, Inc., 9.125%, due 04/01/18	303,800
275,000	#	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, due 02/01/21	283,250
360,000	#	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	389,700
555,000		Massey Energy Co., 6.875%, due 12/15/13	564,713
480,000		McMoRan Exploration Co., 11.875%, due 11/15/14	532,800
215,000	#	Murray Energy Corp., 10.250%, due 10/15/15	226,825
325,000	#	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, due 02/15/17	322,563
670,000		OPTI Canada, Inc., 8.250%, due 12/15/14	480,725
115,000	#	OPTI Canada, Inc., 9.750%, due 08/15/13	115,575
290,000		Patriot Coal Corp., 8.250%, due 04/30/18	296,525
370,000		Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.250%, due 04/15/18	382,950
400,000		Petrohawk Energy Corp., 7.250%, due 08/15/18	406,000
535,000		Pioneer Natural Resources Co., 7.500%, due 01/15/20	590,119
730,000		Plains Exploration & Production Co., 7.625%, due 06/01/18	771,975
755,000	#	SandRidge Energy, Inc., 8.000%, due 06/01/18	770,100
230,000		SandRidge Energy, Inc., 8.750%, due 01/15/20	237,475
940,000		Stone Energy Corp., 8.625%, due 02/01/17	958,800
245,000		Swift Energy Co., 7.125%, due 06/01/17	246,838
600,000		Swift Energy Co., 8.875%, due 01/15/20	652,500
			17,069,734
		Financials: 11.7%
380,000	#	ABI Escrow Corp., 10.250%, due 10/15/18	418,000
1,435,000		Ally Financial, Inc., 8.000%, due 03/15/20	1,571,325
455,000		Ally Financial, Inc., 8.300%, due 02/12/15	501,638
790,000		American General Finance Corp., 5.400%, due 12/01/15	627,063
300,000		American General Finance Corp., 5.850%, due 06/01/13	273,750
345,000		American General Finance Corp., 6.900%, due 12/15/17	280,313
750,000		Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	765,000
595,000		CIT Group, Inc., 7.000%, due 05/01/14	602,438
1,130,000		CIT Group, Inc., 7.000%, due 05/01/15	1,135,650
210,000		CIT Group, Inc., 7.000%, due 05/01/16	211,313
865,000		CIT Group, Inc., 7.000%, due 05/01/17	869,325
760,000		Felcor Lodging L.P., 10.000%, due 10/01/14	855,000
945,000		Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	1,101,236
690,000		Ford Motor Credit Co., LLC, 8.700%, due 10/01/14	777,675
270,000	#	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, due 11/15/20	286,200
325,000		International Lease Finance Corp., 5.625%, due 09/20/13	328,250
325,000		International Lease Finance Corp., 5.650%, due 06/01/14	324,188
220,000		International Lease Finance Corp., 8.250%, due 12/15/20	226,875
298,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	321,095
310,000	#	International Lease Finance Corp., 8.750%, due 03/15/17	333,250
370,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	410,238
585,000	#	Pinafore LLC/Pinafore, Inc., 9.000%, due 10/01/18	634,725
355,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.250%, due 09/01/17	364,763
305,000		SSI Investments II / SSI Co.-Issuer LLC, 11.125%, due 06/01/18	332,450
675,000		Tops Holding Corp. / Tops Markets LLC, 10.125%, due 10/15/15	696,938
			14,248,698
		Health Care: 8.1%
295,000		Apria Healthcare Group, Inc., 12.375%, due 11/01/14	325,975
390,000	&	Biomet, Inc., 10.375%, due 10/15/17	428,025

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Health Care (continued)
$193,000		Biomet, Inc., 11.625%, due 10/15/17	$214,230
145,000		DaVita, Inc., 6.375%, due 11/01/18	144,638
145,000		DaVita, Inc., 6.625%, due 11/01/20	143,913
135,000	#	Endo Pharmaceuticals Holdings, Inc., 7.000%, due 12/15/20	138,375
455,000		Gentiva Health Services, Inc., 11.500%, due 09/01/18	498,225
65,000		Hanger Orthopedic Group, Inc., 7.125%, due 11/15/18	65,163
455,000	#	HCA Holdings, Inc., 7.750%, due 05/15/21	456,138
860,000		HCA, Inc., 7.250%, due 09/15/20	903,000
905,000		HCA, Inc., 7.875%, due 02/15/20	972,875
185,000		Healthsouth Corp., 7.250%, due 10/01/18	189,163
440,000		Healthsouth Corp., 8.125%, due 02/15/20	475,200
370,000	#	MedAssets, Inc., 8.000%, due 11/15/18	373,700
405,000	#	Mylan, Inc./PA, 7.875%, due 07/15/20	438,413
570,000		Omnicare, Inc., 7.750%, due 06/01/20	589,950
320,000	#	Radnet Management, Inc., 10.375%, due 04/01/18	300,800
325,000		Select Medical Corp., 6.237%, due 09/15/15	302,250
315,000		Select Medical Corp., 7.625%, due 02/01/15	316,575
670,000	#	Tenet Healthcare Corp., 8.000%, due 08/01/20	681,725
200,000	#	UHS Escrow Corp., 7.000%, due 10/01/18	206,000
220,000		United Surgical Partners International, Inc., 8.875%, due 05/01/17	227,700
300,000	&	United Surgical Partners International, Inc., 9.250%, due 05/01/17	313,500
225,000		US Oncology, Inc., 9.125%, due 08/15/17	278,438
75,000	#	Valeant Pharmaceuticals International, 6.750%, due 10/01/17	74,813
245,000	#	Valeant Pharmaceuticals International, 7.000%, due 10/01/20	242,550
495,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	509,850
			9,811,184
		Industrials: 6.3%
455,000	#	Amsted Industries, Inc., 8.125%, due 03/15/18	485,144
260,000		ArvinMeritor, Inc., 8.125%, due 09/15/15	273,325
305,000		ArvinMeritor, Inc., 10.625%, due 03/15/18	344,650
310,000	#	Bombardier, Inc., 7.500%, due 03/15/18	334,025
310,000	#	Bombardier, Inc., 7.750%, due 03/15/20	335,575
185,000		Case New Holland, Inc., 7.750%, due 09/01/13	199,800
160,000	#	Case New Holland, Inc., 7.875%, due 12/01/17	175,600
280,000		Coleman Cable, Inc., 9.000%, due 02/15/18	291,200
370,000		Covanta Holding Corp., 7.250%, due 12/01/20	376,948
155,000		Harland Clarke Holdings Corp., 9.500%, due 05/15/15	148,025
110,000	#	Interface, Inc., 7.625%, due 12/01/18	114,125
130,000		Koppers, Inc., 7.875%, due 12/01/19	140,075
585,000		Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 8.875%, due 04/01/18	605,475
190,000	#	Mobile Mini, Inc., 7.875%, due 12/01/20	197,600
595,000		Mueller Water Products, 7.375%, due 06/01/17	577,150
134,000		Sensata Technologies BV, 8.000%, due 05/01/14	141,370
375,000	#	Severstal Columbus LLC, 10.250%, due 02/15/18	397,500
310,000	#	SPX Corp., 6.875%, due 09/01/17	330,925
300,000	#	Swift Services Holdings, Inc., 10.000%, due 11/15/18	315,750
375,000		United Rentals North America, Inc., 8.375%, due 09/15/20	383,438
540,000		United Rentals North America, Inc., 9.250%, due 12/15/19	603,450
265,000	#	USG Corp., 8.375%, due 10/15/18	261,025
615,000		WCA Waste Corp., 9.250%, due 06/15/14	639,600
			7,671,775
		Information Technology: 5.1%
445,000	#	Aspect Software, Inc., 10.625%, due 05/15/17	458,906
75,000		Brocade Communications Systems, Inc., 6.875%, due 01/15/20	80,250
145,000	#	First Data Corp., 8.250%, due 01/15/21	139,925
146,000	&, #	First Data Corp., 8.750%, due 01/15/22	141,985
17,000		First Data Corp., 9.875%, due 09/24/15	16,278
16,859	&	First Data Corp., 10.550%, due 09/24/15	16,058
405,000		First Data Corp., 11.250%, due 03/31/16	356,400
293,000	#	First Data Corp., 12.625%, due 01/15/21	281,280
585,000	#	Freescale Semiconductor, Inc., 10.750%, due 08/01/20	640,575
432,000	#	Insight.com, 9.375%, due 07/15/18	462,240
320,000		Iron Mountain, Inc., 8.000%, due 06/15/20	337,600
210,000		Iron Mountain, Inc., 8.750%, due 07/15/18	221,550
405,000		Jabil Circuit, Inc., 7.750%, due 07/15/16	456,638
95,000		JDA Software Group, Inc., 8.000%, due 12/15/14	102,838
460,000	#	Kemet Corp., 10.500%, due 05/01/18	496,800
500,000	#	NXP BV/NXP Funding, LLC, 9.750%, due 08/01/18	565,000
235,000	#	Seagate HDD Cayman, 7.750%, due 12/15/18	239,113
390,000		Seagate Technology, Inc., 6.800%, due 10/01/16	393,900
270,000	#	SunGard Data Systems, Inc., 7.375%, due 11/15/18	272,700
155,000	#	SunGard Data Systems, Inc., 7.625%, due 11/15/20	157,713
396,000		SunGard Data Systems, Inc., 10.250%, due 08/15/15	417,285
			6,255,034
		Materials: 6.8%
190,000	#	Associated Materials LLC, 9.125%, due 11/01/17	199,025
185,000	#	Atkore International, Inc., 9.875%, due 01/01/18	193,325
325,000		Berry Plastics Corp., 8.250%, due 11/15/15	346,125
75,000		CF Industries, Inc., 6.875%, due 05/01/18	80,438
75,000		CF Industries, Inc., 7.125%, due 05/01/20	82,313
220,000	#	Chemtura Corp., 7.875%, due 09/01/18	234,300
230,000		Ferro Corp., 7.875%, due 08/15/18	243,800
270,000		Georgia-Pacific Corp., 7.750%, due 11/15/29	306,113
280,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, due 02/01/18	300,650
441,000		Huntsman International, LLC, 7.375%, due 01/01/15	453,128
195,000	#	Huntsman International, LLC, 8.625%, due 03/15/21	211,575
385,000	#	Momentive Performance Materials, Inc., 9.000%, due 01/15/21	407,138
451,000		Momentive Performance Materials, Inc., 12.500%, due 06/15/14	505,684

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2010 (Unaudited) (continued)

Principal Amount				Value
		Materials (continued)
$460,377		Nortek, Inc., 11.000%, due 12/01/13		$492,603
490,000		Nova Chemicals Corp., 8.375%, due 11/01/16		524,300
310,000		Nova Chemicals Corp., 8.625%, due 11/01/19		340,225
180,000	#	Novelis, Inc., 8.375%, due 12/15/17		187,200
360,000	#	Novelis, Inc., 8.750%, due 12/15/20		375,300
260,000	#	Omnova Solutions, Inc., 7.875%, due 11/01/18		263,250
290,000	#	Plastipak Holdings, Inc., 10.625%, due 08/15/19		327,338
275,000		PolyOne Corp., 7.375%, due 09/15/20		285,656
180,000	#	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, due 12/01/18		185,400
250,000		Solo Cup Co., 8.500%, due 02/15/14		226,250
540,000		Solo Cup Co. / Solo Cup Operating Corp., 10.500%, due 11/01/13		567,000
350,000		Solutia, Inc., 8.750%, due 11/01/17		385,000
295,000	#	Steel Dynamics, Inc., 7.625%, due 03/15/20		317,125
140,000		Verso Paper Holdings LLC / Verso Paper, Inc., 11.500%, due 07/01/14		154,350
75,000	#	Vertellus Specialties, Inc., 9.375%, due 10/01/15		79,688
				8,274,299
		Telecommunication Services: 9.1%
1,550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, due 10/30/17		1,580,970
290,000		Cincinnati Bell, Inc., 7.000%, due 02/15/15		289,275
220,000		Cincinnati Bell, Inc., 8.375%, due 10/15/20		211,750
590,000		Cincinnati Bell, Inc., 8.750%, due 03/15/18		556,075
270,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, due 12/01/15		292,275
510,000		Cricket Communications, Inc., 7.750%, due 05/15/16		531,675
680,000		Frontier Communications Co., 9.000%, due 08/15/31		702,100
200,000		Frontier Communications Corp., 8.250%, due 04/15/17		220,500
510,000		Frontier Communications Corp., 8.500%, due 04/15/20		559,725
210,000		Intelsat Intermediate Holding Co., Ltd., 9.500%, due 02/01/15		217,350
45,000	#	Intelsat Jackson Holdings Ltd., 8.500%, due 11/01/19		49,163
305,000		Intelsat Ltd., 6.500%, due 11/01/13		318,725
105,000		Intelsat Ltd., 7.625%, due 04/15/12		110,775
345,000		Intelsat Luxembourg S.A., 11.250%, due 02/04/17		377,775
1,265,879	&	Intelsat Luxembourg S.A., 11.500%, due 02/04/17		1,405,126
18,024	&	iPCS, Inc., 3.537%, due 05/01/14		17,393
380,000		MetroPCS Wireless, Inc., 6.625%, due 11/15/20		362,900
185,000		MetroPCS Wireless, Inc., 7.875%, due 09/01/18		192,863
650,000		Nextel Communications, Inc., 5.950%, due 03/15/14		641,875
615,000		Nextel Communications, Inc., 7.375%, due 08/01/15		618,844
330,000		Sprint Capital Corp., 6.875%, due 11/15/28		290,400
290,000		Sprint Capital Corp., 8.750%, due 03/15/32		294,350
190,000	#	West Corp., 7.875%, due 01/15/19		193,800
295,000	#	West Corp., 8.625%, due 10/01/18		314,175
330,000		West Corp., 11.000%, due 10/15/16		359,700
370,000		Windstream Corp., 7.000%, due 03/15/19		366,300
				11,075,859
		Utilities: 4.4%
580,000		AES Corp., 8.000%, due 10/15/17		616,250
385,000	#	Calpine Corp., 7.500%, due 02/15/21		381,150
290,000	#	Calpine Corp., 7.875%, due 07/31/20		295,075
450,000		Edison Mission Energy, 7.000%, due 05/15/17		358,875
120,000		Edison Mission Energy, 7.625%, due 05/15/27		87,300
1,015,000	#	Energy Future Holdings Corp., 10.000%, due 01/15/20		1,049,280
681,966		Homer City Funding, LLC, 8.734%, due 10/01/26		630,819
308,913		Midwest Generation, LLC, 8.560%, due 01/02/16		312,002
475,000		Mirant Americas Generation, LLC, 9.125%, due 05/01/31		470,250
1,140,000		NRG Energy, Inc., 7.375%, due 02/01/16		1,171,350
				5,372,351
		Total Corporate Bonds/Notes
		(Cost $109,671,780)		117,327,187

Shares				Value
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
5,810	@, R, X	American Media Stock Certificates		$6
		Total Common Stock
		(Cost $128,699)		6
		Total Long-Term Investments
		(Cost $109,800,479)		117,327,193
SHORT-TERM INVESTMENTS: 2.5%
		Mutual Funds: 2.5%
3,018,000		BlackRock Liquidity Funds TempFund Portfolio - Class I		3,018,000
		Total Short-Term Investments
		(Cost $3,018,000)		3,018,000
		Total Investments in Securities
		(Cost $112,818,479)*	98.8%	$120,345,193
		Other Assets and Liabilities - Net	1.2	1,422,568
		Net Assets	100.0%	$121,767,761

	@	Non-income producing security
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2010 (Unaudited) (continued)

	noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
R	Restricted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $112,818,540.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$8,229,505
	Gross Unrealized Depreciation	(702,852)
	Net Unrealized Appreciation	$7,526,653

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2010
Asset Table
Investments, at value
Common Stock*	$—	$—	$6	$6
Corporate Bonds/Notes	—	117,308,134	19,053	117,327,187
Short-Term Investments	3,018,000	—	—	3,018,000
Total Investments, at value	$3,018,000	$117,308,134	$19,059	$120,345,193

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended December 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Balance Ending
	3/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	12/31/2010
Asset Table
Investments, at value
Common Stock	$6	$—	$—	$—	$—	$—	$—	$—	$6
Corporate Bonds/Notes	19,053	—	—	—	—	—	—	—	19,053
Total Investments, at value	$19,059	$—	$—	$—	$—	$—	$—	$—	$19,059

As of December 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 40.2%
		Consumer Discretionary: 5.5%
$2,065,000		AMC Entertainment, Inc., 8.750%, due 06/01/19	$2,214,713
1,420,000		Cablevision Systems Corp., 8.625%, due 09/15/17	1,553,125
419,000		CBS Corp., 4.300%, due 02/15/21	398,654
419,000		CBS Corp., 5.750%, due 04/15/20	446,059
769,000		Comcast Corp., 5.900%, due 03/15/16	861,892
97,000		Comcast Corp., 6.300%, due 11/15/17	111,217
2,512,000		Comcast Corp., 6.500%, due 01/15/17	2,899,433
456,000	#	COX Communications, Inc., 6.250%, due 06/01/18	510,055
614,000	#	COX Communications, Inc., 6.950%, due 06/01/38	685,230
1,255,000	#	Cox Enterprises, Inc., 7.375%, due 07/15/27	1,426,464
1,080,000		DISH DBS Corp., 7.125%, due 02/01/16	1,120,500
1,415,000		Hanesbrands, Inc., 8.000%, due 12/15/16	1,524,663
2,975,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	3,257,640
1,885,000		Limited Brands, Inc., 8.500%, due 06/15/19	2,163,038
2,207,000	#	NBC Universal, Inc., 2.875%, due 04/01/16	2,158,744
517,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	530,812
865,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	898,336
498,000	#	NBC Universal, Inc., 6.400%, due 04/30/40	530,662
1,509,000		News America, Inc., 6.150%, due 03/01/37	1,578,461
848,000		News America, Inc., 6.650%, due 11/15/37	942,328
1,665,000		Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	1,823,175
805,000	#	QVC, Inc., 7.500%, due 10/01/19	851,288
535,000		Service Corp. International, 7.000%, due 06/15/17	548,375
227,000		Time Warner Cable, Inc., 3.500%, due 02/01/15	233,460
612,000		Time Warner Cable, Inc., 4.125%, due 02/15/21	583,531
1,176,000		Time Warner Cable, Inc., 5.875%, due 11/15/40	1,167,548
855,000	L	Time Warner Cable, Inc., 6.550%, due 05/01/37	918,409
789,000		Time Warner Cable, Inc., 8.750%, due 02/14/19	1,005,510
648,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	820,089
2,829,000		Time Warner, Inc., 7.700%, due 05/01/32	3,463,228
863,000		Toll Brothers Finance Corp., 6.750%, due 11/01/19	908,239
2,025,000		Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	2,318,625
1,101,000		Viacom, Inc., 4.250%, due 09/15/15	1,143,863
1,405,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	1,520,913
			43,118,279
		Consumer Staples: 1.6%
2,096,000		Altria Group, Inc., 9.700%, due 11/10/18	2,769,141
1,732,000	#	JBS Finance II Ltd., 8.250%, due 01/29/18	1,749,320
1,754,000		Lorillard Tobacco Co., 6.875%, due 05/01/20	1,814,699
2,020,000	&, #	ServiceMaster Co., 10.750%, due 07/15/15	2,171,500
1,550,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	1,794,125
315,000		TreeHouse Foods, Inc., 7.750%, due 03/01/18	342,169
1,840,000		Tyson Foods, Inc., 7.350%, due 04/01/16	2,027,450
			12,668,404
		Energy: 5.0%
1,185,000		Anadarko Petroleum Corp., 6.375%, due 09/15/17	1,292,598
1,575,000		Arch Coal, Inc., 8.750%, due 08/01/16	1,724,625
300,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	321,000
300,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	325,500
2,811,000		El Paso Pipeline Partners Operating Co. LLC, 7.500%, due 11/15/40	2,927,285
1,523,000		Enbridge Energy Partners, 9.875%, due 03/01/19	2,005,727
1,244,000		Energy Transfer Partners, 9.700%, due 03/15/19	1,610,232
1,553,000		Enterprise Products Operating LLC, 5.200%, due 09/01/20	1,611,992
1,194,000		Enterprise Products Operating LLC, 6.450%, due 09/01/40	1,293,300
860,000	#	Gazprom Via Gaz Capital SA, 5.092%, due 11/29/15	885,800
1,800,000	±, R, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
2,200,000	±, R, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
993,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	1,037,685
1,835,000		Newfield Exploration Co., 6.875%, due 02/01/20	1,940,513
2,974,000		Nexen, Inc., 7.875%, due 03/15/32	3,302,505
4,035,000		Occidental Petroleum Corp., 2.500%, due 02/01/16	4,028,344
834,000	#, L	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, due 06/30/21	871,530
277,964	±, R, X	PEA Lima, LLC, 12.630%, due 03/20/14	—
1,769,000		Pemex Project Funding Master Trust, 6.625%, due 06/15/35	1,808,792
1,350,000		Pioneer Natural Resources Co., 7.500%, due 01/15/20	1,489,086
1,717,000		Plains All American Pipeline LP, 5.750%, due 01/15/20	1,832,073
1,920,000		Plains Exploration & Production Co., 8.625%, due 10/15/19	2,112,000
444,000		Pride International, Inc., 6.875%, due 08/15/20	462,870
1,387,000		Pride International, Inc., 7.875%, due 08/15/40	1,508,363
803,000	#	Reliance Holdings USA, Inc., 6.250%, due 10/19/40	805,611
1,262,000		Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	1,452,901
959,000		Weatherford International Ltd. Bermuda, 5.125%, due 09/15/20	956,041
969,000		Weatherford International Ltd. Bermuda, 6.750%, due 09/15/40	1,021,067
			38,627,440
		Financials: 13.4%
3,513,600		Aegon NV, 2.628%, due 12/31/49	2,121,336
816,000		Agile Property Holdings Ltd., 8.875%, due 04/28/17	838,440
1,203,000		American International Group, Inc., 5.850%, due 01/16/18	1,244,026

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Financials (continued)
	$784,000		AvalonBay Communities, Inc., 5.700%, due 03/15/17	$865,252
	555,000		BAC Capital Trust VI, 5.625%, due 03/08/35	471,375
	1,599,000	#	Banco Bradesco SA/Cayman Islands, 5.900%, due 01/16/21	1,608,914
	624,000	#	Banco de Credito del Peru, 5.375%, due 09/16/20	617,760
	415,000		Bank of America Corp., 3.700%, due 09/01/15	411,852
	2,425,000		Bank of America Corp., 5.625%, due 07/01/20	2,476,791
	705,000		Bank of America Corp., 5.875%, due 01/05/21	730,776
	1,314,000		Bank of America Corp., 8.000%, due 12/29/49	1,326,015
	634,000		Barclays Bank PLC, 5.140%, due 10/14/20	571,502
	1,677,000	#	Barclays Bank PLC, 5.926%, due 09/29/49	1,509,300
	1,015,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	1,042,652
	726,000		Boston Properties L.P., 4.125%, due 05/15/21	689,699
	1,458,000		Capital One Bank USA NA, 8.800%, due 07/15/19	1,796,206
	1,724,000		Capital One Capital V, 10.250%, due 08/15/39	1,855,455
EUR	6,178,000		Citibank Credit Card Issuance Trust, 5.375%, due 04/11/11	8,320,920
	$829,000		Citigroup, Inc., 4.587%, due 12/15/15	865,193
	2,045,000		Citigroup, Inc., 5.375%, due 08/09/20	2,128,747
	884,000		Citigroup, Inc., 6.010%, due 01/15/15	970,643
	1,468,000		Citigroup, Inc., 8.500%, due 05/22/19	1,825,283
	1,660,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, due 12/29/49	2,151,863
	1,277,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	1,306,314
	905,000		Country Garden Holdings Co., 11.250%, due 04/22/17	996,586
	2,604,000		Credit Suisse/Guernsey, 5.860%, due 12/31/49	2,473,800
	2,013,000		Discover Bank/Greenwood DE, 8.700%, due 11/18/19	2,373,317
	1,005,000	#	Fibria Overseas Finance Ltd., 7.500%, due 05/04/20	1,060,275
	2,970,000		Fifth Third Bancorp., 8.250%, due 03/01/38	3,428,078
	1,464,000		First Horizon National Corp., 5.375%, due 12/15/15	1,479,379
	1,675,000		Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	1,951,926
	799,000		General Electric Capital Corp., 5.875%, due 01/14/38	832,252
	1,425,000		General Electric Capital Corp., 6.000%, due 08/07/19	1,588,137
	1,253,000		Genworth Financial, Inc., 6.515%, due 05/22/18	1,275,291
	739,000		Genworth Financial, Inc., 7.700%, due 06/15/20	783,407
	845,000		Goldman Sachs Group, Inc., 3.700%, due 08/01/15	861,881
	2,754,000		Goldman Sachs Group, Inc., 5.375%, due 03/15/20	2,851,026
	2,116,000		Goldman Sachs Group, Inc., 6.250%, due 09/01/17	2,338,320
	710,000		Hartford Financial Services Group, Inc., 5.500%, due 03/30/20	721,531
	1,326,000		Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	1,384,113
	1,938,000	#	HSBC Finance Corp., 6.676%, due 01/15/21	1,961,477
	3,071,000		HSBC USA, Inc., 5.000%, due 09/27/20	2,978,287
	1,028,000		Huntington BancShares, Inc., 7.000%, due 12/15/20	1,084,318
	964,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	960,481
	3,365,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	3,232,298
	870,000		International Lease Finance Corp., 5.650%, due 06/01/14	867,825
	908,000		International Lease Finance Corp., 6.625%, due 11/15/13	931,835
	1,037,000	#	International Lease Finance Corp., 7.125%, due 09/01/18	1,106,998
	1,251,000		International Lease Finance Corp., 8.250%, due 12/15/20	1,290,094
	1,062,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	1,162,876
	310,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	343,713
	732,000		Lincoln National Corp., 8.750%, due 07/01/19	917,059
	1,700,000	#	Lukoil International Finance BV, 6.125%, due 11/09/20	1,710,540
	1,341,000		Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	1,383,220
	1,180,000		Morgan Stanley, 3.450%, due 11/02/15	1,151,712
	1,500,000		Morgan Stanley, 4.100%, due 01/26/15	1,523,186
	2,425,000		National City Preferred Capital Trust I, 12.000%, due 12/29/49	2,733,681
DKK	17		Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29	3
	$1,729,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	2,273,791
	112,341	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	112,429
	2,395,000		Protective Life Corp., 8.450%, due 10/15/39	2,581,139
	805,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	855,313
	880,000		SLM Corp., 5.375%, due 05/15/14	885,010
	1,110,000		SLM Corp., 8.000%, due 03/25/20	1,127,255
	217,863		Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	228,756
	1,583,000	±, R, X	Twin Reefs Pass-through Trust, 1.386%, due 12/10/49	—
	1,176,000	#	Voto-Votorantim Ltd., 6.750%, due 04/05/21	1,234,800
	1,035,000		VTB Bank Via VTB Capital SA, 6.250%, due 06/30/35	1,064,756
	2,207,000		Wachovia Bank NA, 6.600%, due 01/15/38	2,438,099
	1,490,000		Wells Fargo Capital XIII, 7.700%, due 12/29/49	1,547,738
	881,000	#	Xstrata Finance Canada Ltd., 5.500%, due 11/16/11	914,622
				104,748,944
			Health Care: 1.8%
	2,680,000		Cardinal Health, Inc., 4.625%, due 12/15/20	2,679,295
	1,385,000		Celgene Corp., 3.950%, due 10/15/20	1,319,397
	1,395,000		HCA, Inc., 7.250%, due 09/15/20	1,464,750
	585,000		HCA, Inc., 7.875%, due 02/15/20	628,875
	1,670,000		Life Technologies Corp., 5.000%, due 01/15/21	1,657,505
	3,198,000		St. Jude Medical, Inc., 2.500%, due 01/15/16	3,160,497
	1,054,000		US Oncology, Inc., 9.125%, due 08/15/17	1,304,325
	393,000		WellPoint, Inc., 5.250%, due 01/15/16	432,596
	1,044,000		WellPoint, Inc., 5.875%, due 06/15/17	1,168,566
				13,815,806
			Industrials: 1.6%
	900,000	#	Bombardier, Inc., 7.500%, due 03/15/18	969,750
	900,000	#	Bombardier, Inc., 7.750%, due 03/15/20	974,250
	1,250,000		Case New Holland, Inc., 7.750%, due 09/01/13	1,350,000
	860,000		CRH America, Inc., 4.125%, due 01/15/16	855,465

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Industrials (continued)
$838,000		CRH America, Inc., 5.750%, due 01/15/21	$830,014
2,321,000		General Electric Co., 5.250%, due 12/06/17	2,510,551
754,000	#	Kazatomprom, 6.250%, due 05/20/15	803,010
1,280,000		Kazatomprom, 6.250%, due 05/20/15	1,363,200
696,000		RR Donnelley & Sons Co., 7.625%, due 06/15/20	746,760
1,864,000		RR Donnelley & Sons Co., 8.600%, due 08/15/16	2,143,501
			12,546,501
		Information Technology: 1.1%
150,000		Brocade Communications Systems, Inc., 6.625%, due 01/15/18	158,625
1,730,000	L	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	1,851,100
1,365,000		Jabil Circuit, Inc., 7.750%, due 07/15/16	1,539,038
1,935,000		Seagate Technology, Inc., 6.800%, due 10/01/16	1,954,350
2,091,000		Symantec Corp., 4.200%, due 09/15/20	1,922,010
657,000		Xerox Corp., 4.250%, due 02/15/15	688,109
307,000		Xerox Corp., 5.625%, due 12/15/19	329,667
			8,442,899
		Materials: 3.8%
1,028,000		Agrium, Inc., 6.125%, due 01/15/41	1,092,606
1,706,000		Alcoa, Inc., 6.150%, due 08/15/20	1,755,059
1,690,000	#, L	ALROSA Finance SA, 7.750%, due 11/03/20	1,780,838
185,000		ArcelorMittal, 5.250%, due 08/05/20	183,236
2,481,000		ArcelorMittal, 9.850%, due 06/01/19	3,140,274
795,000		Celulosa Arauco y Constitucion S.A., 7.250%, due 07/29/19	916,394
702,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	796,447
1,109,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	1,339,802
1,054,000		Domtar Corp., 10.750%, due 06/01/17	1,333,310
2,393,000		Dow Chemical Co., 4.250%, due 11/15/20	2,301,353
1,510,000		Dow Chemical Co., 7.600%, due 05/15/14	1,742,928
495,000	#	Georgia-Pacific LLC, 5.400%, due 11/01/20	490,318
1,191,000	#	Gerdau Trade, Inc., 5.750%, due 01/30/21	1,199,933
1,865,000	#	Gold Fields Ltd., 4.875%, due 10/07/20	1,787,526
1,085,000	#	Inversiones CMPC SA, 6.125%, due 11/05/19	1,158,201
1,730,000		Nova Chemicals Corp., 8.375%, due 11/01/16	1,851,100
350,000		Nova Chemicals Corp., 8.625%, due 11/01/19	384,125
1,114,000		Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	1,349,738
1,240,000		Steel Dynamics, Inc., 7.750%, due 04/15/16	1,311,300
406,000		Teck Resources Ltd., 6.000%, due 08/15/40	430,785
1,420,000		Teck Resources Ltd., 10.250%, due 05/15/16	1,759,129
983,000		Vale Overseas Ltd., 4.625%, due 09/15/20	978,168
506,000		Vale Overseas Ltd., 6.875%, due 11/10/39	561,625
			29,644,195
		Telecommunication Services: 2.5%
2,929,000		American Tower Corp., 4.500%, due 01/15/18	2,907,747
1,576,000		AT&T, Inc., 6.550%, due 02/15/39	1,721,154
394,000		CenturyTel, Inc., 7.600%, due 09/15/39	398,273
1,980,000		Crown Castle International Corp., 7.125%, due 11/01/19	2,103,750
500,000		Frontier Communications Corp., 7.875%, due 04/15/15	548,750
730,000		Frontier Communications Corp., 8.125%, due 10/01/18	804,825
1,949,000	#	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	2,002,598
980,000		Nextel Communications, Inc., 5.950%, due 03/15/14	967,750
1,070,000	#	Qtel International Finance Ltd., 4.750%, due 02/16/21	1,024,889
1,015,000	#	Qwest Communications International, Inc., 7.125%, due 04/01/18	1,055,600
1,054,000		Qwest Communications International, Inc., 7.500%, due 02/15/14	1,072,445
481,000		Qwest Corp., 6.500%, due 06/01/17	524,290
580,000		Sprint Nextel Corp., 6.000%, due 12/01/16	563,325
2,223,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	2,317,469
378,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, due 04/30/18	432,810
1,270,000	L	Windstream Corp., 8.125%, due 09/01/18	1,339,850
			19,785,525
		Utilities: 3.9%
1,700,000		AES Corp., 8.000%, due 10/15/17	1,806,250
1,467,000	#, L	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	1,479,119
1,191,000		Ameren Corp., 8.875%, due 05/15/14	1,341,061
309,000	L	Ameren Energy Generating Co., 6.300%, due 04/01/20	300,382
1,325,000	#	Calpine Corp., 7.500%, due 02/15/21	1,311,750
1,043,000		CMS Energy Corp., 6.250%, due 02/01/20	1,069,630
1,249,000	#	Duquesne Light Holdings, Inc., 6.400%, due 09/15/20	1,241,916
573,000	#, L	E.CL SA, 5.625%, due 01/15/21	570,513
1,189,000	#	EDP Finance BV, 4.900%, due 10/01/19	1,015,276
991,000	#	EDP Finance BV, 6.000%, due 02/02/18	927,566
1,660,000	#	Enel Finance International S.A., 6.000%, due 10/07/39	1,493,816
995,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	1,088,234
1,130,000		Entergy Corp., 5.125%, due 09/15/20	1,116,921
782,000		Entergy Texas, Inc., 7.125%, due 02/01/19	912,250
2,126,000		Exelon Generation Co. LLC, 4.000%, due 10/01/20	1,993,529
696,000		FirstEnergy Solutions Corp., 4.800%, due 02/15/15	731,539
1,180,000		Indiana Michigan Power, 7.000%, due 03/15/19	1,395,479
812,000		Jersey Central Power and Light, 7.350%, due 02/01/19	962,442
289,515	#	Juniper Generation, LLC, 6.790%, due 12/31/14	273,085
618,000		Metropolitan Edison, 7.700%, due 01/15/19	737,223
709,000		Nevada Power Co., 7.125%, due 03/15/19	836,483
645,000		Nisource Finance Corp., 6.125%, due 03/01/22	696,378
1,318,000		Oncor Electric Delivery Co., 7.500%, due 09/01/38	1,608,689
1,064,000		Oncor Electric Delivery Co. LLC, 7.000%, due 05/01/32	1,229,578
2,275,000		Sempra Energy, 6.500%, due 06/01/16	2,644,132

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Utilities (continued)
$1,169,000		Southwestern Electric Power, 5.550%, due 01/15/17	$1,244,065
			30,027,306
		Total Corporate Bonds/Notes
		(Cost $296,878,616 )	313,425,299
U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.2%
		Federal Home Loan Mortgage Corporation##: 12.1%
188,247		0.610%, due 02/15/32	188,704
1,413,541		3.360%, due 03/15/38	1,386,802
14,606,000	W	4.000%, due 08/15/40	14,503,305
5,841,000	W	4.500%, due 02/15/40	5,987,025
3,066,390	^	4.866%, due 03/15/33	3,382,667
379,577		4.917%, due 04/01/35	402,588
2,735,769	^	5.000%, due 05/15/17-01/15/29	121,253
13,400,428		5.000%, due 08/15/16-02/15/35	14,074,665
37,678,693		5.500%, due 08/15/20-07/15/37	40,277,432
138,615		5.660%, due 05/01/37	148,218
6,431,000	W	6.000%, due 01/15/39	6,966,587
1,093,255	^	6.000%, due 04/15/33	235,772
3,715,930		6.000%, due 04/01/14-07/15/32	4,091,158
13,818,489	^	6.140%, due 10/15/37	2,080,093
4,231,766	^	6.490%, due 05/15/35	603,999
75,533		6.500%, due 01/01/24-12/01/31	84,773
35,793		7.000%, due 11/01/31-03/01/32	40,830
5,291		7.500%, due 11/01/28	6,060
			94,581,931
		Federal National Mortgage Association##: 11.1%
296,663		0.661%, due 04/18/28	298,201
208,011		0.710%, due 10/25/33	209,452
191,301		0.811%, due 01/25/32	191,336
9,680,000	W	4.000%, due 08/25/40	9,631,600
1,959,327	^	4.000%, due 11/01/18	190,803
12,803,000	W	4.500%, due 01/25/39	13,145,083
12,396,905		4.500%, due 09/01/40-11/01/40	12,740,507
824,568		4.973%, due 07/01/35	879,058
4,402,000	W	5.000%, due 01/13/40	4,628,289
11,764,045		5.000%, due 07/01/23-11/01/40	12,418,755
6,877,621		5.500%, due 02/01/18-06/01/37	7,293,515
1,523,135	^	6.000%, due 08/25/33	336,433
9,207,801		6.000%, due 08/01/16-12/25/49	10,154,031
6,004,533	^	6.189%, due 04/25/37	772,977
3,431,014	^	6.329%, due 06/25/36	486,772
710,685	^	6.339%, due 08/25/25	10,672
2,956,140	^	6.439%, due 08/25/26	389,608
6,694,921	^	6.479%, due 01/25/37	980,782
22,775,031	^	6.489%, due 10/25/35	3,687,899
4,511,000	W	6.500%, due 01/15/32-01/15/39	5,000,898
840,400		6.500%, due 02/01/28-12/01/33	944,467
337,746		7.000%, due 12/01/27-03/01/32	384,422
1,521,741	^	7.425%, due 02/17/29	254,716
861,667		7.500%, due 09/01/30-01/25/48	977,038
144,376		27.557%, due 02/25/34	213,150
			86,220,464
		Government National Mortgage Association: 4.0%
7,125		3.375%, due 04/20/28	7,350
7,246,000	W	4.000%, due 09/15/40	7,269,774
1,732,046		4.000%, due 11/20/40	1,746,700
7,563,094		4.500%, due 04/15/39-12/15/39	7,907,321
31,148,676	^	5.000%, due 04/20/38-06/16/39	3,226,431
1,181,906		5.140%, due 10/20/60	1,255,609
811,311		5.288%, due 10/20/60	867,226
1,847,911		5.290%, due 10/20/60	2,016,675
22,010,695	^	5.939%, due 06/20/38-04/20/39	2,265,087
11,311,312	^	6.039%, due 05/20/39	1,147,219
9,676,242	^	6.139%, due 04/20/38	1,223,111
2,777,581	^	6.239%, due 05/16/38	375,282
10,155,980	^	6.289%, due 01/20/38	1,221,529
215,461		6.500%, due 01/15/29-09/15/32	244,654
82,605		7.000%, due 04/15/26-05/15/32	94,670
174,338		7.500%, due 12/15/22-05/15/32	202,235
394,237	^	7.989%, due 06/16/31	51,402
			31,122,275
		Total U.S. Government Agency Obligations
		(Cost $200,996,371 )	211,924,670
U.S. TREASURY OBLIGATIONS: 8.6%
		U.S. Treasury Notes: 8.6%
2,083,000		0.625%, due 12/31/12	2,084,464
6,606,000		0.750%, due 12/15/13	6,560,068
1,266,000		2.125%, due 12/31/15	1,272,924
998,000		2.250%, due 11/30/17	970,633
3,486,000		2.500%, due 04/30/15	3,604,472
2,799,000		2.625%, due 11/15/20	2,640,683
12,323,000		3.375%, due 11/15/19	12,581,980
7,054,000		3.500%, due 05/15/20	7,227,084

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited) (continued)

	Principal Amount			Value
			U.S. Treasury Notes (continued)
	$32,907,000		3.875%, due 08/15/40	$30,315,574
			Total U.S. Treasury Obligations
			(Cost $68,214,854 )	67,257,882
ASSET-BACKED SECURITIES: 10.2%
			Automobile Asset-Backed Securities: 1.0%
	291,176		Capital Auto Receivables Asset Trust, 5.070%, due 12/15/11	291,960
	1,710,000	#	Chrysler Financial Auto Securitization Trust, 5.570%, due 08/08/14	1,778,351
	2,038,000	#	Chrysler Financial Auto Securitization Trust, 6.250%, due 05/08/14	2,126,072
	3,394,000	#	Chrysler Financial Auto Securitization Trust, 6.540%, due 11/10/14	3,535,939
				7,732,322
			Credit Card Asset-Backed Securities: 7.3%
	459,000		BA Credit Card Trust, 0.550%, due 06/16/14	452,795
	892,000		Capital One Multi-Asset Execution Trust, 0.320%, due 01/15/16	884,757
	3,216,000		Capital One Multi-Asset Execution Trust, 0.320%, due 07/15/16	3,182,203
	1,646,000		Capital One Multi-Asset Execution Trust, 0.330%, due 01/15/15	1,639,838
	1,655,000		Capital One Multi-Asset Execution Trust, 0.340%, due 09/15/15	1,644,548
	575,000		Capital One Multi-Asset Execution Trust, 0.350%, due 06/17/19	557,907
	821,000		Capital One Multi-Asset Execution Trust, 0.390%, due 08/15/14	819,633
	5,442,000		Capital One Multi-Asset Execution Trust, 0.550%, due 03/17/14	5,413,175
	2,546,000		Capital One Multi-Asset Execution Trust, 0.560%, due 11/17/14	2,506,049
	402,000		Capital One Multi-Asset Execution Trust, 5.050%, due 02/15/16	435,615
	3,400,000		Capital One Multi-Asset Execution Trust, 5.050%, due 12/17/18	3,774,721
	2,400,000		Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	2,731,136
	3,281,000		Citibank Credit Card Issuance Trust, 0.910%, due 07/15/13	3,264,536
	100,000		Citibank Credit Card Issuance Trust, 4.850%, due 04/22/15	108,159
	4,811,000		Citibank Credit Card Issuance Trust, 6.300%, due 06/20/14	5,091,184
	4,378,000		Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14	4,611,487
	576,000		Discover Card Master Trust, 5.650%, due 12/15/15	635,681
	1,801,000		Discover Card Master Trust, 5.650%, due 03/16/20	2,046,460
	293,000		MBNA Credit Card Master Note Trust, 0.680%, due 07/15/15	285,171
	278,000		MBNA Credit Card Master Note Trust, 1.610%, due 10/15/14	277,007
EUR	8,539,000		MBNA Credit Card Master Note Trust, 5.600%, due 07/17/14	11,824,848
	$3,380,000		MBNA Credit Card Master Note Trust, 6.800%, due 07/15/14	3,557,425
	1,021,000	#	MBNA Master Credit Card Trust, 7.100%, due 09/15/13	1,037,323
				56,781,658
			Home Equity Asset-Backed Securities: 0.0%
	258,846		Freddie Mac Structured Pass-through Securities, 0.511%, due 05/25/31	252,887
	56,238		Freddie Mac Structured Pass-through Securities, 0.561%, due 01/25/32	53,876
	40,576		Merrill Lynch Mortgage Investors Trust, 0.621%, due 07/25/34	32,906
	63,685		Residential Asset Securities Corp., 0.861%, due 06/25/32	38,528
				378,197
			Other Asset-Backed Securities: 1.9%
	30,157		AEP Texas Central Transition Funding LLC, 5.960%, due 07/15/15	32,187
	2,084,658	#	Atrium CDO Corp., 0.622%, due 10/27/16	1,970,002
	810,959		Bear Stearns Asset-Backed Securities, Inc., 0.641%, due 06/25/36	613,496
	1,282,663	#	Callidus Debt Partners Fund Ltd., 0.786%, due 05/15/15	1,237,770
	1,341,551	#	Carlyle High Yield Partners, 0.656%, due 08/11/16	1,256,596
	9,002		CenterPoint Energy Transition Bond Co. LLC, 4.970%, due 08/01/14	9,262
	107,696		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.861%, due 07/25/33	95,986
	1,427,342		Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	1,413,858
	998,336		Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	705,566
	1,575,000	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	1,562,324
	1,188,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	1,023,120
	1,443,633	#	First CLO Ltd., 0.638%, due 07/27/16	1,409,708
	782,250		GSAA Trust, 5.242%, due 06/25/34	764,912
	1,943,974	#	GSC Partners CDO Fund Ltd., 0.664%, due 11/20/16	1,861,355
	593,216		Lehman XS Trust, 0.541%, due 08/25/35	464,111
	102,807		Residential Asset Mortgage Products, Inc., 0.531%, due 07/25/35	99,942
	4,265		Residential Asset Mortgage Products, Inc., 0.881%, due 06/25/33	3,568
				14,523,763
			Total Asset-Backed Securities
			(Cost $80,621,761)	79,415,940
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.0%
	124,605		ABN Amro Mortgage Corp., 0.761%, due 03/25/18	121,800
	2,753,000	#	American General Mortgage Loan Trust, 5.750%, due 09/25/48	2,794,606
	189,807		American Home Mortgage Assets, 1.118%, due 02/25/47	9,601
	4,499,337		American Home Mortgage Investment Trust, 0.641%, due 11/25/45	1,324,623
	654,386		Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	661,880
	1,070,000		Banc of America Commercial Mortgage, Inc., 5.195%, due 09/10/47	1,150,548
	1,660,000		Banc of America Commercial Mortgage, Inc., 5.413%, due 06/10/39	1,775,752
	3,339,350	#	Banc of America Funding Corp., 5.250%, due 08/26/35	3,441,549
	1,420,000	#	Banc of America Large Loan, Inc., 5.334%, due 12/16/43	1,469,448
	860,000	#	Banc of America Large Loan, Inc., 5.721%, due 10/10/45	842,103
	970,000	#	Banc of America Large Loan, Inc., 5.816%, due 10/10/45	945,268
	625,680		Bear Stearns Alternative-A Trust, 0.581%, due 07/25/34	480,294
	720,000	#	Bear Stearns Commercial Mortgage Securities, 6.500%, due 02/15/32	710,796
	960,000		Bear Stearns Commercial Mortgage Securities, 8.050%, due 10/15/32	981,777
	1,003,328		Chase Mortgage Finance Corp., 5.500%, due 11/25/35	1,010,877
	2,682,000		Citigroup Commercial Mortgage Trust, 5.698%, due 12/10/49	2,871,204
	3,723,047	#	Citigroup Mortgage Loan Trust, Inc., 18.945%, due 10/25/35	3,851,956
	5,540,746	#, ^	Citigroup/Deutsche Bank Commercial Mortgage Trust, 0.124%, due 12/11/49	50,136

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$620,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.222%, due 07/15/44	$604,619
3,430,000	#	Commercial Mortgage Pass-Through Certificates, 5.449%, due 02/05/19	3,444,816
2,065,000	#	Commercial Mortgage Pass-through Certificates, 0.761%, due 07/16/34	2,061,006
18,911		Countrywide Alternative Loan Trust, 0.661%, due 02/25/33	18,403
175,821		Countrywide Alternative Loan Trust, 0.811%, due 04/25/33	174,233
1,133,006		Countrywide Home Loan Mortgage Pass-through Trust, 0.581%, due 04/25/35	295,675
66,216,736	#, ^	Credit Suisse First Boston Mortgage Securities Corp., 0.143%, due 02/15/38	620,497
300,000		Credit Suisse First Boston Mortgage Securities Corp., 6.133%, due 04/15/37	312,531
132,607,315	#, ^	Credit Suisse Mortgage Capital Certificates, 0.126%, due 09/15/40	864,732
1,430,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, due 12/15/43	1,491,841
2,210,000		Credit Suisse Mortgage Capital Certificates, 5.378%, due 08/12/48	2,299,053
814,219		DLJ Commercial Mortgage Corp., 8.490%, due 06/10/33	813,718
728,645		First Horizon Asset Securities, Inc., 5.750%, due 02/25/36	729,911
620,000	#	GE Capital Commercial Mortgage Corp., 6.024%, due 12/10/37	637,719
76,940,755	#, ^	Greenwich Capital Commercial Funding Corp., 0.092%, due 12/10/49	600,253
95,999,533	#, ^	Greenwich Capital Commercial Funding Corp., 0.310%, due 03/10/39	1,302,570
60,000		Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	63,741
3,190,000		Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	3,365,685
230,000		Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39	230,216
2,790,000		Greenwich Capital Commercial Funding Corp., 5.700%, due 12/10/49	2,956,945
3,220,000		Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	3,407,740
1,630,000	#	GS Mortgage Securities Corp. II, 6.055%, due 07/12/38	1,644,680
183,755		GSR Mortgage Loan Trust, 0.761%, due 06/25/35	172,844
1,115,979		GSR Mortgage Loan Trust, 5.500%, due 07/25/35	1,116,993
283,831		Homebanc Mortgage Trust, 1.121%, due 08/25/29	256,223
257,617,389	^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.153%, due 02/15/51	1,514,636
2,000,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, due 11/15/43	1,905,889
1,350,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	1,403,150
1,820,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 5.716%, due 03/12/39	1,864,086
3,710,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.989%, due 02/15/51	3,890,519
620,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 6.335%, due 07/12/37	600,409
702,241		JPMorgan Mortgage Trust, 5.388%, due 07/25/35	699,551
1,530,000		LB Commercial Conduit Mortgage Trust, 5.942%, due 07/15/44	1,424,916
20,551,041	^	LB-UBS Commercial Mortgage Trust, 0.175%, due 11/15/40	82,728
42,957,627	#, ^	LB-UBS Commercial Mortgage Trust, 0.248%, due 09/15/39	745,628
61,161,988	#, ^	LB-UBS Commercial Mortgage Trust, 0.715%, due 11/15/38	1,638,212
1,830,000		LB-UBS Commercial Mortgage Trust, 5.323%, due 11/15/40	1,807,211
1,895,000		LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	2,030,100
2,330,000		LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40	2,450,369
1,540,000		LB-UBS Commercial Mortgage Trust, 5.881%, due 06/15/38	1,668,620
1,230,000		LB-UBS Commercial Mortgage Trust, 5.901%, due 06/15/38	1,279,919
2,827		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	2,804
98,333		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	101,307
52,265,666	#, ^	Merrill Lynch Mortgage Trust, 0.554%, due 02/12/51	1,127,036
2,605,945		Morgan Stanley Capital I, 5.598%, due 04/12/49	2,707,253
610,000	#	Morgan Stanley Dean Witter Capital I, 6.979%, due 10/15/35	614,367
1,220,000	#	Morgan Stanley Dean Witter Capital I, 7.280%, due 12/15/35	1,293,808
16,497,036	#, ^	RBSCF Trust, 1.004%, due 04/15/24	485,038
2,500,000	#	RBSCF Trust, 5.336%, due 05/16/47	2,439,956
1,980,000	#	RBSCF Trust, 5.420%, due 01/19/49	1,929,504
316,794		Sequoia Mortgage Trust, 0.531%, due 01/20/35	263,462
657,029		Structured Adjustable Rate Mortgage Loan Trust, 5.210%, due 09/25/34	638,619
638,622		Structured Asset Mortgage Investments, Inc., 0.501%, due 04/19/35	460,954
1,030,591		Structured Asset Securities Corp., 5.500%, due 05/25/35	1,074,623
2,100,000	#	Vornado DP LLC, 5.280%, due 09/13/28	2,064,027
1,590,000	#	Vornado DP LLC, 6.356%, due 09/13/28	1,586,887
1,280,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, due 08/15/35	1,295,192
3,110,000		Wachovia Bank Commercial Mortgage Trust, 5.342%, due 12/15/43	3,147,954
2,773,884		WaMu Mortgage Pass-Through Certificates, 4.221%, due 01/25/36	2,615,123
1,358,907		Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	1,445,276
1,910,000	#	Wells Fargo Commercial Mortgage Trust, 4.393%, due 11/15/43	1,892,497
3,029,547		Wells Fargo Mortgage-Backed Securities Trust, 2.844%, due 06/25/35	2,918,250
54,343		Wells Fargo Mortgage-Backed Securities Trust, 4.858%, due 08/25/34	56,144
		Total Collateralized Mortgage Obligations
		(Cost $107,464,570)	109,146,886

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited) (continued)

Principal Amount					Value
MUNICIPAL BONDS: 0.1%
			Louisiana: 0.1%
	$1,105,000		Louisiana Local Government Environmental Facilities & Community Development Auth, 2.470%, due 02/01/19		$1,103,486
			Total Municipal Bonds
			(Cost $1,106,156)		1,103,486
OTHER BONDS: 5.9%
			Foreign Government Bonds: 5.9%
BRL	37,354,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/14		21,302,019
MXN	133,980,000		Mexican Bonos, 8.000%, due 06/11/20		11,673,075
ZAR	87,933,752		South Africa Government International Bond, 7.250%, due 01/15/20		12,628,782
			Total Other Bonds
			(Cost $44,283,723)		45,603,876

Shares					Value
PREFERRED STOCK: 0.3%
			Financials: 0.3%
71,275		P	Citigroup Capital XII		$1,885,937
			Total Preferred Stock
			(Cost $1,781,875)		1,885,937
			Total Long-Term Investments
			(Cost $801,347,926)		829,763,976
SHORT-TERM INVESTMENTS: 2.1%
			Mutual Funds: 1.3%
9,879,000			BlackRock Liquidity Funds TempFund Portfolio - Class I		9,879,001
			Total Mutual Funds (Cost $9,879,001)		9,879,001
			Securities Lending Collateral(CC): 0.8%
3,443,217			BNY Mellon Overnight Government Fund (1)		3,443,217
3,329,856		R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		2,663,885
			Total Securities Lending Collateral
			(Cost $6,773,074)		6,107,102
			Total Short-Term Investments
			(Cost $16,652,075)		15,986,103
			Total Investments in Securities (Cost $818,000,001) *	108.6%	$845,750,079
			Other Assets and Liabilities - Net	(8.6)	(66,790,035)
			Net Assets	100.0%	$778,960,044

		&	Payment-in-kind
		MASTR	Mortgage Asset Securitization Transaction, Inc.
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
		(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		W	Settlement is on a when-issued or delayed-delivery basis.
		R	Restricted security
		L	Loaned security, a portion or all of the security is on loan at December 31, 2010.
		±	Defaulted security
		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		BRL	Brazilian Real
		DKK	Danish Krone
		EUR	EU Euro
		MXN	Mexican Peso
		ZAR	South African Rand
		*	Cost for federal income tax purposes is $818,788,302.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$42,296,853
			Gross Unrealized Depreciation		(15,335,076)
			Net Unrealized Appreciation		$26,961,777

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2010
Asset Table
Investments, at value
Preferred Stock	$—	$1,885,937	$—	$1,885,937
Corporate Bonds/Notes	—	313,425,299	—	313,425,299
U.S. Government Agency Obligations	—	209,801,835	2,122,835	211,924,670
U.S. Treasury Obligations	—	67,257,882	—	67,257,882
Asset-Backed Securities	—	72,937,105	6,478,835	79,415,940
Collateralized Mortgage Obligations	—	109,146,886	—	109,146,886
Municipal Bonds	—	1,103,486	—	1,103,486
Other Bonds	—	45,603,876	—	45,603,876
Short-Term Investments	13,322,218	—	2,663,885	15,986,103
Total Investments, at value	$13,322,218	$821,162,306	$11,265,555	$845,750,079
Other Financial Instruments+:
Futures	1,911,254	—	—	1,911,254
Swaps, at fair value	—	707,209	—	707,209
Total Assets	$15,233,472	$821,869,515	$11,265,555	$848,368,542

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(2,026,799)	$—	$(2,026,799)
Futures	(1,398,378)	—	—	(1,398,378)
Swaps, at fair value	—	(2,697,578)	—	(2,697,578)
Total Liabilities	$(1,398,378)	$(4,724,377)	$—	$(6,122,755)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended December 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	3/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	12/31/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$512,000	$—	$—	$—	$—	$—	$—	$(512,000)	$—
U.S. Government Agency Obligations	—	2,201,909	—	738	—	(79,812)	—	—	2,122,835
Asset-Backed Securities	13,857	7,019,743	(663,647)	16,288	29,143	63,451	—	—	6,478,835
Collateralized Mortgage Obligations	15,747,247	—	(4,578,878)	—	76,377	(59,095)	(11,185,651)	—	—
Municipal Bonds	4,614,962	—	(4,628,742)	—	113,742	(99,962)	—	—	—
Short-Term Investments	2,663,885	—	—	—	—	—	—	—	2,663,885
Total Investments, at value	$23,551,951	$9,221,652	$(9,871,267)	$17,026	$219,262	$(175,418)	$(11,185,651)	$(512,000)	$11,265,555

As of December 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(28,890).

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited) (continued)

At December 31, 2010 the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Mexican Peso
MXN 102,291,246	SELL	1/14/11	$8,130,290	$8,274,805	$(144,515)
Mexican Peso
MXN 48,884,844	SELL	1/14/11	3,874,000	3,954,518	(80,518)
Brazilian Real
BRL 36,160,661	SELL	1/28/11	20,998,003	21,638,819	(640,816)
EU Euro
EUR 8,001,674	SELL	1/14/11	10,491,339	10,692,441	(201,102)
South African Rand
ZAR 85,451,461	SELL	1/14/11	12,047,634	12,943,906	(896,272)
EU Euro
EUR 7,804,158	SELL	1/14/11	10,364,929	10,428,505	(63,576)
					$(2,026,799)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited) (continued)

ING Intermediate Bond Fund Open Futures Contracts on December 31, 2010:

				Unrealized
	Number of		Notional	Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	771	03/31/11	$90,761,156	$(1,208,482)
U.S. Treasury Ultra Long Bond	153	03/22/11	19,445,344	(53,593)
			$110,206,500	$(1,262,075)
Short Contracts
U.S. Treasury 2-Year Note	198	03/31/11	$43,343,439	$24,253
U.S. Treasury 10-Year Note	262	03/22/11	31,554,625	(136,303)
U.S. Treasury Long Bond	437	03/22/11	53,368,625	1,887,001
			$128,266,689	$1,774,951

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited) (continued)

ING Intermediate Bond Fund Credit Default Swap Agreements Outstanding on December 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Fair	Upfront Payments	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	Made/(Received)	(Depreciation)

Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	640,000	$64,383	$117,689	$(53,306)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,311,000	131,885	231,375	(99,490)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	5,079,000	510,941	487,813	23,128
							$707,209	$836,877	$(129,668)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination	Implied Credit Spread	Notional		Fair	Upfront Payments	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	at 12/31/10 (%) (3)	Amount (4)		Value (5)	Made/(Received)	(Depreciation)

Citigroup, Inc.	MBIA Global Funding LLC	Sell	5.000	09/20/13	27.381	USD	1,311,000	$(534,615)	$(292,621)	$(241,994)
Citigroup, Inc.	MBIA Global Funding LLC	Sell	5.000	09/20/13	27.381	USD	641,000	(261,394)	(131,154)	(130,240)
Goldman Sachs & Co.	MBIA Global Funding LLC	Sell	5.000	09/20/13	27.381	USD	1,271,000	(518,303)	(256,766)	(261,537)
JPMorgan Chase & Co.	MBIA Global Funding LLC	Sell	5.000	09/20/13	27.381	USD	2,540,000	(1,035,790)	(257,508)	(778,282)
								$(2,350,102)	$(938,049)	$(1,412,053)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited) (continued)

(1)           If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited) (continued)

ING Intermediate Bond Fund Interest Rate Swap Agreement Outstanding on December 31, 2010:

						Unrealized
	Termination	Notional		Fair	Upfront Payments	Appreciation/
	Date	Amount		Value	Made/(Received)	(Depreciation)
Pay a fixed rate equal to 3.478% and receive a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citigroup, Inc.	05/11/20	USD	19,944,000	$(347,476)	$—	$(347,476)
				$(347,476)	$—	$(347,476)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2010:

Derivatives Fair Value*
Credit contracts	$(1,642,893)
Foreign exchange contracts	(2,026,799)
Interest rate contracts	165,400
Total	$(3,504,292)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 24, 2011